Stock-Based Compensation (Details 2) (USD $)	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Common stock	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Feb. 07, 2011 Restricted common stock item	Dec. 31, 2012 Restricted common stock	Dec. 31, 2011 Restricted common stock	May 10, 2010 Restricted common stock Founders Vesting on March 26, 2010	May 10, 2010 Restricted common stock Founders Vesting over subsequent 48 months	Feb. 07, 2011 Restricted common stock Founders and one employee	Feb. 07, 2011 Restricted common stock Founders and one employee Vesting on January 6, 2012	May 10, 2010 Restricted common stock Common stock Founders	Dec. 31, 2012 Restricted common stock Common stock Founders	May 10, 2010 Restricted common stock Series A-1 Preferred Stock Founders	Dec. 31, 2012 2012 Incentive Plan Common stock	Apr. 27, 2012 2012 Incentive Plan Common stock	Dec. 31, 2012 2012 Incentive Plan Stock options Common stock	Dec. 31, 2012 2010 Incentive Plan Common stock	Jun. 06, 2011 2010 Incentive Plan Common stock	May 10, 2010 2010 Incentive Plan Common stock	May 10, 2010 2010 Incentive Plan Series A-1 Preferred Stock	Dec. 31, 2012 2010 Incentive Plan Stock options	Dec. 31, 2012 2010 Incentive Plan Restricted common stock
Stock-Based Compensation
Vesting percentage in one year from vesting start date					25.00%
Vesting period for 25% of awards					1 year
Vesting percentage in equal installments					75.00%						75.00%	75.00%
Vesting period for 75% of awards					36 months						48 months	36 months
Exercisable period from the date of grant					10 years
Number of shares available for grant under the plan																		1,428,571			1,981,130	357,142
Number of shares available for future grants that were added to the total number of shares reserved for issuance																		6,857		357
Annual increase in common stock available for grant as a percentage of common stock outstanding																	4.00%
Options granted (in shares)					1,267,493														375,354					1,785,703
Conversion ratio for conversion of preferred stock into common stock (in shares)																1,000							1,000
Restricted stock awards granted (in shares)												188,570													188,570
Options exercised (in shares)					19,016																			19,016
Shares of common stock forfeited					7,856
Shares of common stock purchased															1,071
Shares of common stock granted				1,071,426										1,071,426
Vesting percentage on a specified date										25.00%			25.00%
Number of non-founding employees to whom shares of common stock are allotted as compensation for services provided							1
Stock-based compensation expense (in dollars)	$ 1,803,000	$ 305,000	$ 2,108,000		$ 1,526,000	$ 281,000		$ 24,000	$ 24,000